Schedule of lease liabilities non-current and current (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
Current	$ 104,714	$ 17,760
Non-current	270,788	38,291
Lease liabilities	$ 375,502	$ 56,051